Inventories	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Inventories
15. Inventories

	December 31,
	2021	2020
	US$’000	US$’000
Raw materials	36,850	25,462
Work in progress	12,986	3,903
Finished goods	65,933	11,627
Inventories	115,769	40,992

In 2021, a total of US$26,783,000 (2020: US$25,854,000) of inventories was included in the profit or loss as an expense (excluding the fair value step-up).

The increase in inventories for the year ended December 31, 2021, reflected the fair value of inventory acquired as part of the acquisition of Chiasma on August 5, 2021. The fair value of the acquired inventory amounted to US$65,907,000. Inventory on hand at the date of acquisition was valued at the expected selling price less the sum of remaining costs of disposal, cost to complete and a reasonable profit margin for the selling effort of the acquiring entity. The costs to complete were calculated based on costs incurred on recently completed finished goods. The costs to dispose include sales and marketing expenses required to sell the product to the customer in addition to certain general and administrative expenses expected to be incurred by Amryt. This resulted in a non-cash step up at the valuation of inventory at August 5, 2021, of US$44,794,000. The non-cash step up in inventory is being unwound to the Consolidated Statement of Comprehensive Income/(Loss) over the period in which this saleable inventory is sold. At December 31, 2021, US$41,581,000 of this non-cash inventory step up is included in finished goods inventory.

As part of the Aegerion acquisition a non cash step up in valuing inventory was also recognized on acquisition and the carrying value included in finished goods inventory as at December 31, 2021, was nil (US$1,204,000).

During the year ended December 31, 2021, a provision of US$5,688,000 (2020: US$4,058,000) was recognized in the Consolidated Statement of Comprehensive Income/(Loss) relating to review of inventory to net realizable value. During the year ended December 31, 2021, US$932,000 (2020: nil) of write-down reversals were recognized due to updated demand forecasts.